Non-Controlling Interests - Schedule of Financial Statements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summarized balance sheet
Current assets	$ 12,574	$ 6,465
Current liabilities	4,370	5,892
Accumulated non-controlling interests	1,019	1,304
Summarized statement of comprehensive income (loss)
Revenue	9,065	6,476
Profit (loss)	283	2,308
Other comprehensive income (loss)	1,733	(253)
Total comprehensive loss	2,067	2,072
Loss allocated to non-controlling interests	(123)	(101)
Summarized cash flows
Cash flows provided by (used in) operating activities	2,790	4,084
Cash flows used in investing activities	6,173	(4,757)
Cash flows provided by financing activities	(2,565)	(469)
Effect of exchange rate changes on cash and cash equivalents	445	(32)
Quebrada Blanca SA
Summarized balance sheet
Current assets	1,492	1,025
Current liabilities	1,286	1,576
Current net assets (liabilities)	206	(551)
Non-current assets	23,244	20,931
Non-current liabilities	17,358	14,378
Non-current net assets	5,886	6,553
Net assets	6,092	6,002
Accumulated non-controlling interests	889	1,104
Summarized statement of comprehensive income (loss)
Revenue	2,376	595
Profit (loss)	(1,200)	(465)
Other comprehensive income (loss)	219	(76)
Total comprehensive loss	(981)	(541)
Loss allocated to non-controlling interests	(462)	(188)
Summarized cash flows
Cash flows provided by (used in) operating activities	554	(506)
Cash flows used in investing activities	(1,407)	(3,203)
Cash flows provided by financing activities	841	3,751
Effect of exchange rate changes on cash and cash equivalents	9	(4)
Increase (decrease) in cash and cash equivalents	$ (3)	$ 38